Invested and working capital, Payables (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Current [Abstract]
Trade creditors and other payables	$ 6,805	$ 7,878	$ 4,065
Accrued expenses	1,535	916	904
Lease Liabilities	134	168	188
Total current payables	8,474	8,962	5,157
Non-current [Abstract]
Lease Liabilities	78	87	59
Total non-current payables	78	87	59
Total current and non-current payables	$ 8,552	$ 9,049	$ 5,216
Bottom of Range [Member]
Non-current [Abstract]
Current liability term period	30 days
Top of Range [Member]
Non-current [Abstract]
Current liability term period	60 days